Financial Instruments and Fair Value Disclosures, Derivative Contracts Measured on Recurring Basis (Details) - Recurring Measurements [Member] - Level 2 [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Fair Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	$ 1,108
Derivatives Liabilities [Abstract]
Derivatives liabilities	1,390
Fair Value [Member] | Hedge Accounting [Member]
Derivatives Assets [Abstract]
Derivatives assets	0
Derivatives Liabilities [Abstract]
Derivatives liabilities	246
Fair Value [Member] | Economic Hedging [Member]
Derivatives Assets [Abstract]
Derivatives assets	1,108
Derivatives Liabilities [Abstract]
Derivatives liabilities	1,144
Nominal Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	23,106
Derivatives Liabilities [Abstract]
Derivatives liabilities	32,192
Nominal Value [Member] | Hedge Accounting [Member]
Derivatives Assets [Abstract]
Derivatives assets	0
Derivatives Liabilities [Abstract]
Derivatives liabilities	5,213
Nominal Value [Member] | Economic Hedging [Member]
Derivatives Assets [Abstract]
Derivatives assets	23,106
Derivatives Liabilities [Abstract]
Derivatives liabilities	$ 26,979